STOCK-BASED COMPENSATION (Details 2) (USD $)	9 Months Ended		12 Months Ended			74 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Beginning Balance	4,827,638	769,189	769,189	991,736	910,001	0
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Options			(769,189)	(222,547)
Options acquired in connection with a business combination - Number of Shares Issuable Upon Exercise of Outstanding Options			49,159
Granted - Number of Shares Issuable Upon Exercise of Outstanding Options	24,000		5,226,500		90,929	922,654
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Option			(9,992)
Forfeited - Number of Shares Issuable Upon Exercise of Outstanding Options	(175,884)		(438,029)		(9,194)	(12,653)
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Ending Balance	4,675,754		4,827,638	769,189	991,736	910,001
Vested - Number of Shares Issuable Upon Exercise of Outstanding Options	1,954,046		636,634	743,450
Unvested - Number of Shares Issuable Upon Exercise of Outstanding Options	2,721,708		4,191,004	25,739
Exercisable - Number of Shares Issuable Upon Exercise of Outstanding Options	1,954,046		636,634	743,450
Outstanding - Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 1.82	$ 2.69	$ 2.69	$ 2.68	$ 2.86
Canceled - Weighted Average Exercise Price (in dollars per share)			$ 2.69	$ 2.63
Options acquired in connection with a business combination - Weighted Average Exercise Price (in dollars per share)			$ 100.52
Granted - Weighted Average Exercise Price (in dollars per share)	$ 1.00	$ 1.45	$ 1.16		$ 0.76	$ 2.52
Canceled - Weighted Average Exercise Prices (in dollars per share)			$ 115.16
Forfeited - Weighted Average Exercise Price (in dollars per share)	$ 1.36		$ 2.44		$ 2.72	$ 3.04
Outstanding - Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 1.82		$ 1.82	$ 2.69	$ 2.68	$ 2.86
Vested - Weighted Average Exercise Price (in dollars per share)	$ 2.92		$ 6.48	$ 2.69
Unvested - Weighted Average Exercise Price (in dollars per share)	$ 1.06		$ 1.12	$ 2.62
Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.92		$ 6.48	$ 2.69
Vested - Weighted Average Remaining Contracted Term in Years	8 years 8 months 9 days		9 years 2 months 1 day	4 years 0 months 26 days
Unvested - Weighted Average Remaining Contracted Term in Years	8 years 10 months 13 days		9 years 7 months 2 days	5 years 0 months 29 days
Exercisable - Weighted Average Remaining Contracted Term in Years	8 years 8 months 9 days		9 years 2 months 1 day	4 years 0 months 26 days
Vested - Aggregate Intrinsic Value (in dollars)	$ 252,062		$ 0	$ 0
Unvested - Aggregate Intrinsic Value (in dollars)	620,198		0	0
Exercisable - Aggregate Intrinsic Value (in dollars)	$ 252,062		$ 0	$ 0